Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 5,057	€ 1,067	€ 1,878
Changes in fair value			20
Sale of BT shares			(570)
Other movements			64
Financial assets at end of period	6,001	5,057	1,067
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	4,041
Financial assets at end of period	4,953	4,041
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	805	1,005
Changes in fair value	17	(101)
Sale of BT shares	(659)	(53)
Other movements	(29)	(46)
Financial assets at end of period	€ 133	€ 805	€ 1,005